PRC Contribution Plan	12 Months Ended
Dec. 31, 2011
PRC Contribution Plan [Abstract]
PRC Contribution Plan
20.	PRC CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits were $4,440, $5,429 and $8,405 for the years ended December 31, 2009, 2010 and 2011, respectively.